Subsequent Events (Unaudited) (Detail) (USD $) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Aug. 27, 2013	Dec. 29, 2013	Jun. 30, 2013
Disclosure Subsequent Events (Unaudited) [Abstract]
Annual management fee	$ 1,100
Maximum adjusted annual management fee	1,210
Annual incentive pay, percent of EBITDA of Variable Interest Entity	12.50%
Variable Interest Entity subsidiary ownership percentage	100.00%
Variable Interest Entity revenue		158,559
Variable Interest Entity pre-tax loss		27,907
Variable Interest Entity assets			$ 127,436